SUPPLEMENT TO THE PROSPECTUSES

                      CREDIT SUISSE GLOBAL TECHNOLOGY FUND

The following information supersedes certain information in the fund's Prospectuses.

          David Lefkowitz will continue to serve as Portfolio Manager of the fund. Vincent J. McBride and Naimish M. Shah no longer serve as Co-Portfolio Manager and Associate Portfolio Manager, respectively, of the fund. The fund's sub-investment advisers have not changed.



Dated: July 24, 2003                                               16-0703
                                                                   for
                                                                   WPGTC
                                                                   CSGTA
                                                                   2003-041